Other Comprehensive Income (Loss) Other Comprehensive Income (Loss) - Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		$ (1,634)
Other comprehensive income (loss), net of tax	[1]	(1,002)	$ (867)	$ (208)
Ending balance		(2,600)	(1,634)
Foreign currency translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		(1,069)	(388)	(539)
Other comprehensive income (loss), net of tax		(563)	(681)	151
Ending balance		(1,632)	(1,069)	(388)
Unrealized gain (loss) on assets available-for-sale
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		742	387	1,350
Other comprehensive income (loss), net of tax		(415)	355	(963)
Ending balance		327	742	387
Unrealized gain (loss) on cash flow hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		(6)	9	0
Other comprehensive income (loss), net of tax		8	(15)	9
Ending balance		2	(6)	9
Total accumulated other comprehensive income (loss), net of tax
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		(1,634)	(892)	(643)
Other comprehensive income (loss), net of tax		(966)	(742)	(249)
Ending balance		(2,600)	(1,634)	(892)
Pensions | Accumulated Defined Benefits Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		(1,236)	(840)	(1,394)
Other comprehensive income (loss), net of tax		(14)	(396)	554
Ending balance		(1,250)	(1,236)	(840)
Other post-retirement benefits | Accumulated Defined Benefits Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		(65)	(60)	(60)
Other comprehensive income (loss), net of tax		18	(5)	0
Ending balance		$ (47)	$ (65)	$ (60)

[1]	Other comprehensive (loss) attributable to The Bank of New York Mellon Corporation shareholders was $(966) million for the year ended Dec. 31, 2015, $(742) million for the year ended Dec. 31, 2014 and $(249) million for the year ended Dec. 31, 2013.